Earnings per share	12 Months Ended
Dec. 31, 2014
Earnings per share [Abstract]
Earnings per share
13.	Earnings per share

Immediately prior to the completion of the IPO, the Company adopted Dual Class Structure. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share in all shareholders' meetings, while holders of Class B ordinary shares are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. The Class A and Class B ordinary shares have the same rights except for voting rights. Therefore, the two-class method of computing earnings per share is not applicable.

The following table sets forth the computation of basic and diluted net income per share attributable to Jumei's ordinary shareholders for the periods indicated:

	For the Year Ended December 31,
	2012	2013	2014
	US$	US$	US$

Numerator:
Net income attributable to Jumei International Holding Limited	8,104	25,004	65,924
Redeemable Preferred Shares redemption value accretion	(1,688)	(1,795)	(755)
Income allocation to participating preferred shares	(1,292)	(7,403)	(9,127)
Numerator for basic and diluted income per share attributable to Jumei's ordinary shareholders	5,124	15,806	56,042

Denominator:
Weighted average number of ordinary shares – basic	50,070,659	59,475,739	115,090,686
Dilutive effect of share options	4,614,606	4,093,946	5,301,794
Dilutive effect of RSUs	-	-	450
Dilutive effect of Founders' shares	28,987,721	19,627,103	4,824,124
Weighted average number of ordinary shares – diluted	83,672,986	83,196,788	125,217,054

Net income per share attributable to Jumei's ordinary shareholders
- Basic	0.10	0.27	0.49
- Diluted	0.06	0.19	0.45

The potentially dilutive securities that were not included in the calculation of dilutive net income per share in those periods where their inclusion would be anti-dilutive include share options of nil, nil and 295,770 for the years ended December 31, 2012, 2013 and 2014, respectively.